Stockholders’ (Deficit) Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 28, 2024	Dec. 30, 2023
Class of Stock [Line Items]
Schedule of Shares Common Stock	The Company issued the following shares of common stock during the nine months ended September 28, 2024:
Shares issued to/for:	Number of Common Shares Issued	Fair Value of Shares Issued	Fair Value at Issuance (minimum and maximum per share)
Warrants Exercised	433,936	$3,602	$8.30	$8.30
Board and committee members	127,000	545	$0.28	$4.10
	560,936	$4,147
The Company issued the following shares of common stock during the nine-months ended September 30, 2023:
Shares issued to/for:	Number of Common Shares Issued	Fair Value of Shares Issued	Fair Value at Issuance (minimum and maximum per share)
Equity raise	188,452	$4,999	$26.50	$26.50
Employees	17,731	531	$28.20	$28.20
Board and committee members	16,000	243	$10.50	$31.30
	222,183	$5,773
The Company issued the following shares of common stock during the twelve-month period ended December 30, 2023:
Shares issued to/for:	Number of Common Shares Issued	Fair Value of Shares Issued	Fair Value at Issuance (minimum and maximum per share)
Equity raise	1,884,516	$4,113	$2.65	$2.65
Employees	177,305	561	$2.82	$2.82
Board and committee members	160,000	155	$3.02	$9.65
Warrants Exercised per inducement letter	550,000	1,994	$0.83	$0.83
Shares issued in connection with debt – related party	200,000	128	$0.64	$0.64
	2,971,821	$6,951
Shares issued to/for:	Number of Common Shares Issued	Fair Value of Shares Issued	Fair Value at Issuance (minimum and maximum per share)
Equity raise	657,858	$4,013	$6.10	$6.10
Board and committee members	63,000	201	3.02	9.65
Related party shares	100,000	257	2.57	2.57
Consultants	36,000	113	3.02	7.40
	856,858	$4,584

Schedule of Unvested Restricted Shares Issued to Employees and Board of Directors	The table below is a rollforward of unvested restricted shares issued to employees and board of directors.
	Restricted Shares	Weighted Average Price Per Share
Outstanding at December 31, 2022	6,859	$67.20
Granted	33,731	23.00
Vested/adjustments	(17,769)	28.80
Outstanding at December 30, 2023	22,821	31.80
Granted	—	—
Vested/adjustments	(262)	11.84
Outstanding at September 28, 2024	22,559	$28.28
The table below is a rollforward of unvested restricted shares issued to employees and board of directors.
	Restricted Shares	Weighted Average Price Per Share
Outstanding at January 1, 2022	5,976	$50.00
Granted	63,000	3.20
Vested/adjustments	(384)	88.80
Outstanding at December 31, 2022	68,592	6.72
Granted	337,305	2.30
Vested/adjustments	(177,689)	2.88
Balance at December 30, 2023	228,208	$3.18

Schedule of Warrant Issuance	Transactions involving the Company’s warrant issuances are summarized as follows:
	Number of Shares	Weighted Average Exercise Price
Outstanding at December 31, 2022	170,369	$96.10
Issued	863,193	20.59
Exercised	(276,117)	5.90
Expired or cancelled	(87,665)	58.50
Outstanding at December 30, 2023	669,780	34.80
Issued	—	—
Exercised	(433,936)	13.03
Expired or cancelled	(138,968)	17.18
Outstanding at September 28, 2024	96,876	$240.77
Transactions involving the Company’s warrant issuances are summarized as follows:
	Number of Shares	Weighted Average Exercise Price
Outstanding at January 1, 2022	972,495	$26.88
Issued	1,404,478	5.83
Exercised	—	—
Expired or cancelled	(673,285)	26.84
Outstanding at December 31, 2022	1,703,688	9.61
Issued	8,631,937	1.40
Exercised	(2,761,170)	0.59
Expired or cancelled	(876,654)	5.85
Balance at December 30, 2023	6,697,801	$3.48

Schedule of Option Activity	A summary of option activity during the quarter ended September 28, 2024, is presented below:
	Options	Weighted Average Exercise Price
Outstanding at December 31, 2022	5,151	$500.60
Granted	—	—
Exercised	—	—
Expired or cancelled	—	—
Outstanding at December 30, 2023	5,151	500.06
Granted	—	—
Exercised	—	—
Expired or cancelled	(33)	5,303.57
Outstanding at September 28, 2024	5,118	$498.53
A summary of option activity during Fiscal 2023 and Fiscal 2022 of the Company’s 2014 Equity Incentive Plan, 2015 Omnibus Incentive Plan and the 2016 Omnibus Incentive Plan is presented below:
	Options	Weighted Average Exercise Price
Outstanding at January 1, 2022	1,302	$1,665.60
Granted	50,000	7.80
Exercised	—	—
Expired or cancelled	—	—
Outstanding at December 31, 2022	51,302	50.06
Granted	—	—
Exercised	—	—
Expired or cancelled	—	—
Balance at December 30, 2023	51,302	$50.06

Warrant [Member]
Class of Stock [Line Items]
Schedule of Warrants Outstanding	The following table summarizes warrants outstanding as of September 28, 2024:
Exercise Price	Number Outstanding and Exercisable	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise price
$24.70 – $3,000.00	96,876	2.88	$240.77
The following table summarizes warrants outstanding as of December 30, 2023:
Exercise Price	Number Outstanding and Exercisable	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise price
$3.06 – $3,750.00	6,697,801	3.41	$3.48